KBL Variable Account A

Financial Statements as of and for the Year Ended December 31, 2023

and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statement of Assets and Liabilities	4-6

Statements of Operations	7-20

Statements of Changes in Net Assets	21-42

Notes to the Financial Statements	43-58

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of KBL Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise KBL Variable Account A (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three- year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Sustainable Global Thematic Portfolio Class B Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class A) Sub-Account (AG9) (1) (2)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1) (3)

AB VPS Intermediate Bond Portfolio (Class A) Sub-Account (AL4) (4)

AB VPS Intermediate Bond Portfolio (Class B) Sub-Account (AC5) (4)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Sub-Account (C25) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 1 Sub-Account (C36) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 1 Sub-Account (C37) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio - Small Cap Value Fund Class 1 Sub-Account (C39) (1)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71) (1)

Columbia Variable Portfolio - Small Company Growth Fund Class 1 Sub-Account (C72) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 1 Sub-Account (151) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2) Sub-Account (FD8) (1)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97) (1)

Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Sub-Account (F28) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)

Wanger International Sub-Account (W39) (1)

Wanger Select Fund Sub-Account (W41) (5)

Wanger Acorn Sub-Account (W42) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class A).

(3)	Formerly AB VPS Growth and Income Portfolio (Class B).

(4)	Statements of changes in net assets for the period January 1, 2022 through March 3, 2022.

(5)	Statements of operations and changes in net assets for the period January 1, 2023 to April 21, 2023 and statement of changes in net assets for the year ended December 31, 2022.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets					Liabilities

	Shares	Cost	Investments at fair value	Receivable from Sponsor	Dividend Receivable	Total assets	Payable to Sponsor	Net Assets

AB VPS Sustainable Global Thematic Portfolio Class B Sub-Account (A70)	5,245	$165,770	$162,862	$-	$-	$162,862	$12	$162,850
AB VPS Relative Value Portfolio (Class A) Sub-Account (AG9) ¹	4,281	124,227	126,275	-	-	126,275	10	126,265
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) ¹	18,747	503,986	539,535	-	-	539,535	2,973	536,562
AB VPS Intermediate Bond Portfolio (Class A) Sub-Account (AL4) ²	-	-	-	-	-	-	-	-
AB VPS Intermediate Bond Portfolio (Class B) Sub-Account (AC5) ²	-	-	-	-	-	-	-	-
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2)	4,677	91,306	81,054	-	-	81,054	6	81,048
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	19,930	453,193	329,444	-	-	329,444	62	329,382
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	2,778,233	2,778,233	2,778,233	-	382	2,778,615	10,397	2,768,218
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Sub-Account (C25)	25,210	552,980	989,255	-	-	989,255	298	988,957
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	13,978	335,936	529,776	-	-	529,776	58,811	470,965
Columbia Variable Portfolio - Income Opportunities Fund Class 1 Sub-Account (C36)	5,174	37,196	32,854	-	-	32,854	3	32,851
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	21,147	144,541	133,225	-	-	133,225	17	133,208
Columbia Variable Portfolio - Overseas Core Fund Class 1 Sub-Account (C37)	13,981	177,213	186,647	24	-	186,671	14	186,657
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	2,385	31,196	31,531	-	-	31,531	2	31,529
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	23,461	256,591	874,612	-	-	874,612	217	874,395
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	16,133	264,109	581,121	-	-	581,121	485	580,636
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	9,278	222,830	341,799	-	-	341,799	50,983	290,816
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	23,928	333,524	936,545	-	-	936,545	450	936,095
Columbia Variable Portfolio - Small Cap Value Fund Class 1 Sub-Account (C39)	10,604	149,023	137,634	-	-	137,634	11	137,623
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	24,651	285,624	315,774	-	-	315,774	64,238	251,536
Columbia Variable Portfolio - Small Company Growth Fund Class 1 Sub-Account (C72)	7,509	92,878	87,484	-	-	87,484	7	87,477
Columbia Variable Portfolio - Strategic Income Fund Class 1 Sub-Account (151)	76,116	303,100	281,631	21	-	281,652	21	281,631
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	95,663	385,816	349,169	-	-	349,169	375	348,794
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	16,966	173,514	151,504	18	-	151,522	12	151,510
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	73,207	762,616	652,273	-	-	652,273	1,196	651,077
Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2) Sub-Account (FD8)	1,829	21,272	29,224	-	-	29,224	2	29,222
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	33,218	721,114	794,248	-	-	794,248	3,483	790,765
Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Sub-Account (F28)	7,373	343,642	427,574	-	-	427,574	33	427,541
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	3,529	31,215	29,043	-	-	29,043	2	29,041
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	6,091	377,167	359,154	-	-	359,154	1,017	358,137
Invesco V.I. Core Equity Fund I Sub-Account (A39)	10,541	321,943	308,754	-	-	308,754	915	307,839
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	9,672	347,794	329,718	-	-	329,718	25	329,693
MFS VIT I Growth Series Service Class Sub-Account (M80)	14,205	731,240	790,951	-	-	790,951	1,085	789,866
MFS VIT I Growth Series Initial Class Sub-Account (M31)	28,684	1,597,668	1,729,355	-	-	1,729,355	423	1,728,932
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	23,267	455,087	514,198	-	-	514,198	39	514,159
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	10,339	316,283	364,755	-	-	364,755	464	364,291
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	28,690	412,781	289,765	-	-	289,765	22	289,743
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	421	5,557	4,926	-	-	4,926	-	4,926
MFS VIT I Research Series Initial Class Sub-Account (M33)	10,718	324,939	342,656	-	-	342,656	159	342,497
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	3,987	182,558	282,749	-	-	282,749	22	282,727
Wanger International Sub-Account (W39)	12,603	275,791	256,842	-	-	256,842	20	256,822
Wanger Select Fund Sub-Account (W41) ³	-	-	-	-	-	-	-	-
Wanger Acorn Sub-Account (W42)	94,681	1,304,346	1,262,102	-	-	1,262,102	7,880	1,254,222

1 This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

2 This Sub-Account was closed in 2022 due to merger and is not reported in the Statements of Operations.

3 This Sub-Account was closed in 2023 due to merger. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets

A70	8,885	$162,850	$-	$162,850
AG9	2,597	126,265	-	126,265
A71	14,711	499,039	37,523	536,562
AL4	-	-	-	-
AC5	-	-	-	-
AM2	4,237	81,048	-	81,048
A51	8,825	328,387	995	329,382
C75	291,523	2,642,928	125,290	2,768,218
C25	43,259	974,591	14,366	988,957
C49	23,837	445,523	25,442	470,965
C36	2,478	32,851	-	32,851
C76	10,286	131,892	1,316	133,208
C37	13,532	186,426	231	186,657
C58	2,360	31,529	-	31,529
C59	21,052	833,129	41,266	874,395
C60	14,442	562,048	18,588	580,636
C66	13,263	288,306	2,510	290,816
C68	26,742	936,095	-	936,095
C39	2,254	137,623	-	137,623
C71	5,358	251,536	-	251,536
C72	636	87,477	-	87,477
151	7,976	281,429	202	281,631
C73	10,452	339,221	9,573	348,794
C69	15,323	151,340	170	151,510
C70	68,038	626,071	25,006	651,077
FD8	605	29,222	-	29,222
F97	24,414	765,977	24,788	790,765
F28	9,643	427,541	-	427,541
T21	1,354	29,041	-	29,041
V15	10,210	322,589	35,548	358,137
A39	10,904	275,831	32,008	307,839
A21	12,821	329,693	-	329,693
M80	10,805	753,089	36,777	789,866

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M31	22,368	$1,704,862	$24,070	$1,728,932
MB3	20,274	514,159	-	514,159
M10	11,751	345,903	18,388	364,291
M42	9,433	289,743	-	289,743
M06	244	4,926	-	4,926
M33	5,909	339,786	2,711	342,497
R03	11,490	282,727	-	282,727
W39	8,505	256,822	-	256,822
W41	-	-	-	-
W42	25,184	1,142,342	111,880	1,254,222

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	A70 Sub-Account	AG9 Sub-Account	A71 Sub-Account

Income:
Dividend income	$56	$1,769	$6,673

Expenses:
Mortality and expense risk charges	(2,290)	(1,460)	(6,608)
Distribution and administrative expense charges	(276)	(175)	(732)

Net investment income (loss)	(2,510)	134	(667)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,130)	(132)	1,464
Realized gain distributions	11,971	9,304	42,150

Net realized gains (losses)	6,841	9,172	43,614

Net change in unrealized appreciation (depreciation)	16,352	2,712	8,529

Net realized and change in unrealized gains (losses)	23,193	11,884	52,143

Net increase (decrease) in net assets from operations	$20,683	$12,018	$51,476

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	AM2 Sub-Account	A51 Sub-Account	C75 Sub-Account
Income:
Dividend income	$-	$-	$133,057

Expenses:
Mortality and expense risk charges	(955)	(3,792)	(35,775)
Distribution and administrative expense charges	(114)	(454)	(4,114)

Net investment income (loss)	(1,069)	(4,246)	93,168

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	48	(34,985)	-
Realized gain distributions	2,929	-	-

Net realized gains (losses)	2,977	(34,985)	-

Net change in unrealized appreciation (depreciation)	6,001	82,073	-

Net realized and change in unrealized gains (losses)	8,978	47,088	-

Net increase (decrease) in net assets from operations	$7,909	$42,842	$93,168

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C25 Sub-Account	C49 Sub-Account	C36 Sub-Account

Income:
Dividend income	$-	$-	$1,618

Expenses:
Mortality and expense risk charges	(12,451)	(6,647)	(388)
Distribution and administrative expense charges	(1,478)	(662)	(47)

Net investment income (loss)	(13,929)	(7,309)	1,183

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	88,883	58,507	(517)
Realized gain distributions	-	-	-

Net realized gains (losses)	88,883	58,507	(517)

Net change in unrealized appreciation (depreciation)	(41,058)	(34,353)	2,339

Net realized and change in unrealized gains (losses)	47,825	24,154	1,822

Net increase (decrease) in net assets from operations	$33,896	$16,845	$3,005

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C76 Sub-Account	C37 Sub-Account	C58 Sub-Account

Income:
Dividend income	$12,835	$3,527	$498

Expenses:
Mortality and expense risk charges	(2,897)	(2,284)	(370)
Distribution and administrative expense charges	(346)	(274)	(44)

Net investment income (loss)	9,592	969	84

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(34,790)	(2,742)	(124)
Realized gain distributions	-	-	-

Net realized gains (losses)	(34,790)	(2,742)	(124)

Net change in unrealized appreciation (depreciation)	40,128	25,830	3,861

Net realized and change in unrealized gains (losses)	5,338	23,088	3,737

Net increase (decrease) in net assets from operations	$14,930	$24,057	$3,821

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C59	C60	C66
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-	$-

Expenses:
Mortality and expense risk charges	(10,345)	(6,386)	(4,348)
Distribution and administrative expense charges	(1,185)	(740)	(438)

Net investment income (loss)	(11,530)	(7,126)	(4,786)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	124,161	44,454	54,716
Realized gain distributions	-	-	-

Net realized gains (losses)	124,161	44,454	54,716

Net change in unrealized appreciation (depreciation)	171,146	135,985	(20,480)

Net realized and change in unrealized gains (losses)	295,307	180,439	34,236

Net increase (decrease) in net assets from operations	$283,777	$173,313	$29,450

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C68	C39	C71
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$1,017	$1,237

Expenses:
Mortality and expense risk charges	(11,251)	(1,663)	(3,587)
Distribution and administrative expense charges	(1,351)	(199)	(337)

Net investment income (loss)	(12,602)	(845)	(2,687)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	98,470	(9,671)	(13,382)
Realized gain distributions	-	9,810	21,067

Net realized gains (losses)	98,470	139	7,685

Net change in unrealized appreciation (depreciation)	108,895	25,075	49,345

Net realized and change in unrealized gains (losses)	207,365	25,214	57,030

Net increase (decrease) in net assets from operations	$194,763	$24,369	$54,343

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C72	151	C73
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$-	$10,491	$11,998

Expenses:
Mortality and expense risk charges	(1,068)	(3,565)	(4,295)
Distribution and administrative expense charges	(129)	(427)	(500)

Net investment income (loss)	(1,197)	6,499	7,203

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(22,680)	(15,481)	(5,235)
Realized gain distributions	-	-	-

Net realized gains (losses)	(22,680)	(15,481)	(5,235)

Net change in unrealized appreciation (depreciation)	43,049	31,061	23,500

Net realized and change in unrealized gains (losses)	20,369	15,580	18,265

Net increase (decrease) in net assets from operations	$19,172	$22,079	$25,468

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C69	C70	FD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,118	$16,152	$30

Expenses:
Mortality and expense risk charges	(1,841)	(7,880)	(322)
Distribution and administrative expense charges	(221)	(905)	(38)

Net investment income (loss)	2,056	7,367	(330)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,994)	(13,438)	477
Realized gain distributions	-	-	1,314

Net realized gains (losses)	(1,994)	(13,438)	1,791

Net change in unrealized appreciation (depreciation)	6,101	31,673	4,781

Net realized and change in unrealized gains (losses)	4,107	18,235	6,572

Net increase (decrease) in net assets from operations	$6,163	$25,602	$6,242

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F97	F28	T21
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$13,270	$-	$577

Expenses:
Mortality and expense risk charges	(9,428)	(4,751)	(346)
Distribution and administrative expense charges	(1,089)	(571)	(42)

Net investment income (loss)	2,753	(5,322)	189

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	17,403	28,621	15
Realized gain distributions	22,771	-	21

Net realized gains (losses)	40,174	28,621	36

Net change in unrealized appreciation (depreciation)	21,918	113,171	2,674

Net realized and change in unrealized gains (losses)	62,092	141,792	2,710

Net increase (decrease) in net assets from operations	$64,845	$136,470	$2,899

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V15	A39	A21
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$2,130	$617

Expenses:
Mortality and expense risk charges	(4,074)	(3,585)	(4,020)
Distribution and administrative expense charges	(437)	(381)	(483)

Net investment income (loss)	(4,511)	(1,836)	(3,886)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,136)	(8,791)	(4,605)
Realized gain distributions	7,091	6,872	231

Net realized gains (losses)	(7,045)	(1,919)	(4,374)

Net change in unrealized appreciation (depreciation)	120,466	60,362	58,314

Net realized and change in unrealized gains (losses)	113,421	58,443	53,940

Net increase (decrease) in net assets from operations	$108,910	$56,607	$50,054

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M80	M31	MB3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-	$236

Expenses:
Mortality and expense risk charges	(9,585)	(20,237)	(5,971)
Distribution and administrative expense charges	(1,097)	(2,403)	(717)

Net investment income (loss)	(10,682)	(22,640)	(6,452)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	41,137	116,562	4,828
Realized gain distributions	65,633	126,882	25,516

Net realized gains (losses)	106,770	243,444	30,344

Net change in unrealized appreciation (depreciation)	121,893	252,307	71,440

Net realized and change in unrealized gains (losses)	228,663	495,751	101,784

Net increase (decrease) in net assets from operations	$217,981	$473,111	$95,332

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M10	M42	M06
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,582	$-	$151

Expenses:
Mortality and expense risk charges	(4,262)	(3,469)	(59)
Distribution and administrative expense charges	(485)	(417)	(7)

Net investment income (loss)	(3,165)	(3,886)	85

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,877	(8,917)	(11)
Realized gain distributions	19,271	-	-

Net realized gains (losses)	33,148	(8,917)	(11)

Net change in unrealized appreciation (depreciation)	23,558	45,604	199

Net realized and change in unrealized gains (losses)	56,706	36,687	188

Net increase (decrease) in net assets from operations	$53,541	$32,801	$273

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M33	R03	W39
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,669	$-	$783

Expenses:
Mortality and expense risk charges	(4,088)	(3,956)	(2,993)
Distribution and administrative expense charges	(488)	(475)	(359)

Net investment income (loss)	(2,907)	(4,431)	(2,569)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,755	55,484	(7,224)
Realized gain distributions	17,639	-	-

Net realized gains (losses)	24,394	55,484	(7,224)

Net change in unrealized appreciation (depreciation)	41,156	74,996	45,152

Net realized and change in unrealized gains (losses)	65,550	130,480	37,928

Net increase (decrease) in net assets from operations	$62,643	$126,049	$35,359

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	W41	W42
	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-

Expenses:
Mortality and expense risk charges	(1,622)	(13,323)
Distribution and administrative expense charges	(165)	(1,448)

Net investment income (loss)	(1,787)	(14,771)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(182,262)	(115,048)
Realized gain distributions	-	-

Net realized gains (losses)	(182,262)	(115,048)

Net change in unrealized appreciation (depreciation)	220,040	314,180

Net realized and change in unrealized gains (losses)	37,778	199,132

Net increase (decrease) in net assets from operations	$35,991	$184,361

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A70 Sub-Account		AG9 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(2,510)	$(2,890)	$134	$25
Net realized gains (losses)	6,841	23,718	9,172	18,707
Net change in unrealized appreciation (depreciation)	16,352	(98,794)	2,712	(25,527)
Increase (decrease) from operations	20,683	(77,966)	12,018	(6,795)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	3,545	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	213	549	-	-
Withdrawals, surrenders, annuitizations and contract charges	(46,606)	(18,330)	(2,166)	-
Increase (decrease) from contract owner transactions	(46,393)	(14,236)	(2,166)	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Total increase (decrease) in net assets	(25,710)	(92,202)	9,852	(6,795)

Net assets at beginning of year	188,560	280,762	116,413	123,208
Net assets at end of year	$162,850	$188,560	$126,265	$116,413

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A71 Sub-Account		AL4 Sub-Account[4]
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(667)	$(1,721)	$-	$(321)
Net realized gains (losses)	43,614	90,796	-	(12,904)
Net change in unrealized appreciation (depreciation)	8,529	(126,474)	-	7,254
Increase (decrease) from operations	51,476	(37,399)	-	(5,971)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	18,795	51,251	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	1,545	(11,830)	-	(133,080)
Withdrawals, surrenders, annuitizations and contract charges	(126,288)	(97,010)	-	(1,174)
Increase (decrease) from contract owner transactions	(105,948)	(57,589)	-	(134,254)

Annuitization Activity:
Annuitizations	25,206	24,873	-	-
Annuity payments and contract charges	(11,157)	(2,819)	-	70
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,937)	5	-	733
Net annuitization activity	11,112	22,059	-	803

Total increase (decrease) in net assets	(43,360)	(72,929)	-	(139,422)

Net assets at beginning of year	579,922	652,851	-	139,422
Net assets at end of year	$536,562	$579,922	$-	$-

4 This Sub-Account was closed in 2022 due to merger.

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AC5 Sub-Account[4]		AM2 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$-	$(196)	$(1,069)	$(1,100)
Net realized gains (losses)	-	(5,021)	2,977	13,337
Net change in unrealized appreciation (depreciation)	-	1,495	6,001	(41,933)
Increase (decrease) from operations	-	(3,722)	7,909	(29,696)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	(81,473)	-	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	(120)	(147)
Increase (decrease) from contract owner transactions	-	(81,473)	(120)	(147)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	(385)
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	(385)

Total increase (decrease) in net assets	-	(85,195)	7,789	(30,228)

Net assets at beginning of year	-	85,195	73,259	103,487
Net assets at end of year	$-	$-	$81,048	$73,259

4 This Sub-Account was closed in 2022 due to merger.

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A51 Sub-Account		C75 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(4,246)	$(4,787)	$93,168	$(6,530)
Net realized gains (losses)	(34,985)	27,100	-	-
Net change in unrealized appreciation (depreciation)	82,073	(209,615)	-	-
Increase (decrease) from operations	42,842	(187,302)	93,168	(6,530)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,470	7,149	21,744	113,787
Transfers between Sub-Accounts (including the Fixed Account), net	(4)	1,386	29,854	184,844
Withdrawals, surrenders, annuitizations and contract charges	(9,512)	(20,929)	(338,514)	(399,368)
Increase (decrease) from contract owner transactions	(4,046)	(12,394)	(286,916)	(100,737)

Annuitization Activity:
Annuitizations	1,072	-	84,897	62,376
Annuity payments and contract charges	(120)	-	(37,274)	(13,595)
Transfers between Sub-Accounts, net	-	-	(230)	(232)
Adjustments to annuity reserves	(37)	-	(8,287)	3,228
Net annuitization activity	915	-	39,106	51,777

Total increase (decrease) in net assets	39,711	(199,696)	(154,642)	(55,490)

Net assets at beginning of year	289,671	489,367	2,922,860	2,978,350
Net assets at end of year	$329,382	$289,671	$2,768,218	$2,922,860

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C25 Sub-Account		C49 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(13,929)	$(14,686)	$(7,309)	$(8,156)
Net realized gains (losses)	88,883	50,490	58,507	94,906
Net change in unrealized appreciation (depreciation)	(41,058)	(63,240)	(34,353)	(103,563)
Increase (decrease) from operations	33,896	(27,436)	16,845	(16,813)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,989	-	3,161	79,302
Transfers between Sub-Accounts (including the Fixed Account), net	10,600	(4,129)	5,743	(11,428)
Withdrawals, surrenders, annuitizations and contract charges	(113,078)	(63,045)	(78,672)	(131,399)
Increase (decrease) from contract owner transactions	(92,489)	(67,174)	(69,768)	(63,525)

Annuitization Activity:
Annuitizations	9,036	6,295	38,761	38,399
Annuity payments and contract charges	(2,281)	(1,153)	(18,760)	(7,108)
Transfers between Sub-Accounts, net	(151)	(150)	(7,290)	(8,491)
Adjustments to annuity reserves	(1,267)	(41)	(24,461)	(34,308)
Net annuitization activity	5,337	4,951	(11,750)	(11,508)

Total increase (decrease) in net assets	(53,256)	(89,659)	(64,673)	(91,846)

Net assets at beginning of year	1,042,213	1,131,872	535,638	627,484
Net assets at end of year	$988,957	$1,042,213	$470,965	$535,638

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C36 Sub-Account		C76 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$1,183	$1,265	$9,592	$11,438
Net realized gains (losses)	(517)	1,007	(34,790)	4,110
Net change in unrealized appreciation (depreciation)	2,339	(6,175)	40,128	(53,368)
Increase (decrease) from operations	3,005	(3,903)	14,930	(37,820)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	2,134	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	1,346	(22,370)
Withdrawals, surrenders, annuitizations and contract charges	(926)	(12)	(144,315)	(3,855)
Increase (decrease) from contract owner transactions	(926)	(12)	(140,835)	(26,225)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	(12,969)
Transfers between Sub-Accounts, net	-	-	(1,316)	(1,325)
Adjustments to annuity reserves	-	-	(1)	14
Net annuitization activity	-	-	(1,317)	(14,280)

Total increase (decrease) in net assets	2,079	(3,915)	(127,222)	(78,325)

Net assets at beginning of year	30,772	34,687	260,430	338,755
Net assets at end of year	$32,851	$30,772	$133,208	$260,430

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C37 Sub-Account		C58 Sub-Account

	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$969	$(986)	$84	$(187)
Net realized gains (losses)	(2,742)	13,759	(124)	2,036
Net change in unrealized appreciation (depreciation)	25,830	(46,977)	3,861	(7,376)

Increase (decrease) from operations	24,057	(34,204)	3,821	(5,527)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	11,141	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(481)	910	93	(219)
Withdrawals, surrenders, annuitizations and contract charges	(22,934)	(18,012)	(467)	(792)

Increase (decrease) from contract owner transactions	(12,274)	(17,102)	(374)	(1,011)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	(228)	(211)	-	-
Adjustments to annuity reserves	3	(4)	-	-

Net annuitization activity	(225)	(215)	-	-

Total increase (decrease) in net assets	11,558	(51,521)	3,447	(6,538)

Net assets at beginning of year	175,099	226,620	28,082	34,620

Net assets at end of year	$186,657	$175,099	$31,529	$28,082

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C59 Sub-Account		C60 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$(11,530)	$(11,655)	$(7,126)	$(7,125)
Net realized gins (losses)	124,161	18,680	44,454	56,337
Net change in unrealized appreciation (depreciation)	171,146	(359,101)	135,985	(271,886)

Increase (decrease) from operations	283,777	(352,076)	173,313	(222,674)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,377	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(4,344)	5,470	(5,198)	6,748
Withdrawals, surrenders, annuitizations and contract charges	(132,309)	(14,408)	(18,246)	(42,257)

Increase (decrease) from contract owner transactions	(132,276)	(8,938)	(23,444)	(35,509)

Annuitization Activity:
Annuitizations	1,137	-	-	-
Annuity payments and contract charges	(6,576)	(5,596)	(2,141)	(2,494)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	418	792	(467)	(10)

Net annuitization activity	(5,021)	(4,804)	(2,608)	(2,504)

Total increase (decrease) in net assets	146,480	(365,818)	147,261	(260,687)

Net assets at beginning of year	727,915	1,093,733	433,375	694,062

Net assets at end of year	$874,395	$727,915	$580,636	$433,375

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C66 Sub-Account		C68 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$(4,786)	$(5,318)	$(12,602)	$(13,165)
Net realized gains (losses)	54,716	81,653	98,470	89,495
Net change in unrealized appreciation (depreciation)	(20,480)	(121,382)	108,895	(299,140)

Increase (decrease) from operations	29,450	(45,047)	194,763	(222,810)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,218	68,431	715	-
Transfers between Sub-Accounts (including the Fixed Account), net	2,117	(7,775)	(14,202)	(20,540)
Withdrawals, surrenders, annuitizations and contract charges	(73,960)	(113,496)	(85,790)	(60,505)

Increase (decrease) from contract owner transactions	(66,625)	(52,840)	(99,277)	(81,045)

Annuitization Activity:
Annuitizations	32,175	33,170	-	-
Annuity payments and contract charges	(14,128)	(3,666)	(1,902)	(3,272)
Transfers between Sub-Accounts, net	(2,454)	(2,888)	-	-
Adjustments to annuity reserves	(22,571)	(28,372)	(25)	(130)

Net annuitization activity	(6,978)	(1,756)	(1,927)	(3,402)

Total increase (decrease) in net assets	(44,153)	(99,643)	93,559	(307,257)

Net assets at beginning of year	334,969	434,612	842,536	1,149,793

Net assets at end of year	$290,816	$334,969	$936,095	$842,536

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C39 Sub-Account		C71 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$(845)	$(901)	$(2,687)	$(2,654)
Net realized gains (losses)	139	50,470	7,685	76,646
Net change in unrealized appreciation (depreciation)	25,075	(65,154)	49,345	(105,731)

Increase (decrease) from operations	24,369	(15,585)	54,343	(31,739)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	79,484
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	(1,302)	(5,239)
Withdrawals, surrenders, annuitizations and contract charges	(21,209)	(4,606)	(41,170)	(118,354)

Increase (decrease) from contract owner transactions	(21,209)	(4,606)	(42,472)	(44,109)

Annuitization Activity:
Annuitizations	-	-	36,874	36,983
Annuity payments and contract charges	-	-	(16,713)	(4,116)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(31,784)	(32,430)

Net annuitization activity	-	-	(11,623)	437

Total increase (decrease) in net assets	3,160	(20,191)	248	(75,411)
Net assets at beginning of year	134,463	154,654	251,288	326,699

Net assets at end of year	$137,623	$134,463	$251,536	$251,288

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C72 Sub-Account		151 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$(1,197)	$(1,294)	$6,499	$4,843
Net realized gains (losses)	(22,680)	36,496	(15,481)	4,096
Net change in unrealized appreciation (depreciation)	43,049	(83,400)	31,061	(53,966)

Increase (decrease) from operations	19,172	(48,198)	22,079	(45,027)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	6,154	-	11,979	-
Transfers between Sub-Accounts (including the Fixed Account), net	(8,681)	-	980	(738)
Withdrawals, surrenders, annuitizations and contract charges	(11,971)	(940)	(43,023)	(39,345)

Increase (decrease) from contract owner transactions	(14,498)	(940)	(30,064)	(40,083)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(745)	(30)
Transfers between Sub-Accounts, net	-	-	(198)	(208)
Adjustments to annuity reserves	-	-	2	3

Net annuitization activity	-	-	(941)	(235)

Total increase (decrease) in net assets	4,674	(49,138)	(8,926)	(85,345)

Net assets at beginning of year	82,803	131,941	290,557	375,902

Net assets at end of year	$87,477	$82,803	$281,631	$290,557

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C73 Sub-Account		C69 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$7,203	$5,224	$2,056	$1,249
Net realized gains (losses)	(5,235)	12,722	(1,994)	(2,094)
Net change in unrealized appreciation (depreciation)	23,500	(73,191)	6,101	(28,375)

Increase (decrease) from operations	25,468	(55,245)	6,163	(29,220)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	455	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	3,080	(928)	1,556	510
Withdrawals, surrenders, annuitizations and contract charges	(29,597)	(21,140)	(8,101)	(46,386)

Increase (decrease) from contract owner transactions	(26,062)	(22,068)	(6,545)	(45,876)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(2,361)	(15,309)	-	-
Transfers between Sub-Accounts, net	(1,174)	(2,447)	(168)	(188)
Adjustments to annuity reserves	234	224	1	(3)

Net annuitization activity	(3,301)	(17,532)	(167)	(191)

Total increase (decrease) in net assets	(3,895)	(94,845)	(549)	(75,287)

Net assets at beginning of year	352,689	447,534	152,059	227,346

Net assets at end of year	$348,794	$352,689	$151,510	$152,059

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C70 Sub-Account		FD8 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$7,367	$3,434	$(330)	$(327)
Net realized gains (losses)	(13,438)	(11,692)	1,791	3,980
Net change in unrealized appreciation (depreciation)	31,673	(121,232)	4,781	(10,402)

Increase (decrease) from operations	25,602	(129,490)	6,242	(6,749)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	6,216	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	22,459	(3,039)	-	-
Withdrawals, surrenders, annuitizations and contract charges	(58,992)	(57,118)	(524)	(710)

Increase (decrease) from contract owner transactions	(30,317)	(60,157)	(524)	(710)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(4,982)	(9,132)	-	-
Transfers between Sub-Accounts, net	(697)	(4,301)	-	-
Adjustments to annuity reserves	126	468	-	-

Net annuitization activity	(5,553)	(12,965)	-	-

Total increase (decrease) in net assets	(10,268)	(202,612)	5,718	(7,459)

Net assets at beginning of year	661,345	863,957	23,504	30,963

Net assets at end of year	$651,077	$661,345	$29,222	$23,504

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F97 Sub-Account		F28 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$2,753	$2,397	$(5,322)	$(5,666)
Net realized gains (losses)	40,174	46,307	28,621	89,412
Net change in unrealized appreciation (depreciation)	21,918	(108,209)	113,171	(303,963)

Increase (decrease) from operations	64,845	(59,505)	136,470	(220,217)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	12,219	-	20,814	-
Transfers between Sub-Accounts (including the Fixed Account), net	4,577	(30,132)	(16,962)	21,966
Withdrawals, surrenders, annuitizations and contract charges	(55,822)	(44,112)	(58,542)	(18,049)

Increase (decrease) from contract owner transactions	(39,026)	(74,244)	(54,690)	3,917

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(2,709)	(3,716)	-	-
Transfers between Sub-Accounts, net	(3,049)	(2,976)	-	-
Adjustments to annuity reserves	(1,387)	(1,093)	-	-

Net annuitization activity	(7,145)	(7,785)	-	-

Total increase (decrease) in net assets	18,674	(141,534)	81,780	(216,300)

Net assets at beginning of year	772,091	913,625	345,761	562,061

Net assets at end of year	$790,765	$772,091	$427,541	$345,761

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T21 Sub-Account		V15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$189	$375	$(4,511)	$(5,023)
Net realized gains (losses)	36	2,055	(7,045)	111,135
Net change in unrealized appreciation (depreciation)	2,674	(11,230)	120,466	(257,182)

Increase (decrease) from operations	2,899	(8,800)	108,910	(151,070)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	6,474
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	(4,007)	5,273
Withdrawals, surrenders, annuitizations and contract charges	(66)	(2,397)	(47,082)	(44,874)

Increase (decrease) from contract owner transactions	(66)	(2,397)	(51,089)	(33,127)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(5,739)	(5,001)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	67	911

Net annuitization activity	-	-	(5,672)	(4,090)

Total increase (decrease) in net assets	2,833	(11,197)	52,149	(188,287)

Net assets at beginning of year	26,208	37,405	305,988	494,275

Net assets at end of year	$29,041	$26,208	$358,137	$305,988

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A39 Sub-Account		A21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$(1,836)	$(1,495)	$(3,886)	$1,148
Net realized gains (losses)	(1,919)	41,168	(4,374)	36,889
Net change in unrealized appreciation (depreciation)	60,362	(120,537)	58,314	(116,961)

Increase (decrease) from operations	56,607	(80,864)	50,054	(78,924)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	6,129	2,268	-
Transfers between Sub-Accounts (including the Fixed Account), net	(1,617)	2,776	(2,064)	1,958
Withdrawals, surrenders, annuitizations and contract charges	(12,423)	(31,763)	(36,898)	(14,001)

Increase (decrease) from contract owner transactions	(14,040)	(22,858)	(36,694)	(12,043)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(5,280)	(4,885)	(604)	(994)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	196	668	(365)	(271)

Net annuitization activity	(5,084)	(4,217)	(969)	(1,265)

Total increase (decrease) in net assets	37,483	(107,939)	12,391	(92,232)

Net assets at beginning of year	270,356	378,295	317,302	409,534

Net assets at end of year	$307,839	$270,356	$329,693	$317,302

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M80 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$(10,682)	$(11,030)	$(22,640)	$(23,159)
Net realized gains (losses)	106,770	113,169	243,444	290,180
Net change in unrealized appreciation (depreciation)	121,893	(445,130)	252,307	(985,299)

Increase (decrease) from operations	217,981	(342,991)	473,111	(718,278)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	24,665	9,276
Transfers between Sub-Accounts (including the Fixed Account), net	(8,284)	12,779	(3,424)	5,802
Withdrawals, surrenders, annuitizations and contract charges	(99,546)	(28,882)	(222,379)	(154,257)

Increase (decrease) from contract owner transactions	(107,830)	(16,103)	(201,138)	(139,179)

Annuitization Activity:
Annuitizations	-	-	22,367	-
Annuity payments and contract charges	(5,973)	(5,360)	(5,813)	(352)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	113	1,002	(888)	(265)

Net annuitization activity	(5,860)	(4,358)	15,666	(617)

Total increase (decrease) in net assets	104,291	(363,452)	287,639	(858,074)

Net assets at beginning of year	685,575	1,049,027	1,441,293	2,299,367

Net assets at end of year	$789,866	$685,575	$1,728,932	$1,441,293

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB3 Sub-Account		M10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

Operations:
Net investment income (loss)	$(6,452)	$(6,655)	$(3,165)	$(3,725)
Net realized gains (losses)	30,344	69,668	33,148	56,097
Net change in unrealized appreciation (depreciation)	71,440	(181,001)	23,558	(130,343)

Increase (decrease) from operations	95,332	(117,988)	53,541	(77,971)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,344	-	18,555	-
Transfers between Sub-Accounts (including the Fixed Account), net	(1,989)	141	(734)	(1,558)
Withdrawals, surrenders, annuitizations and contract charges	(24,614)	(16,509)	(53,186)	(12,429)

Increase (decrease) from contract owner transactions	(22,259)	(16,368)	(35,365)	(13,987)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(2,134)	(2,638)
Transfers between Sub-Accounts, net	-	(892)	-	-
Adjustments to annuity reserves	-	-	(463)	(10)

Net annuitization activity	-	(892)	(2,597)	(2,648)

Total increase (decrease) in net assets	73,073	(135,248)	15,579	(94,606)

Net assets at beginning of year	441,086	576,334	348,712	443,318

Net assets at end of year	$514,159	$441,086	$364,291	$348,712

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M42 Sub-Account		M06 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(3,886)	$(4,210)	$85	$68
Net realized gains (losses)	(8,917)	97,177	(11)	50
Net change in unrealized appreciation (depreciation)	45,604	(219,824)	199	(947)

Increase (decrease) from operations	32,801	(126,857)	273	(829)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	396	1,639	1	1
Withdrawals, surrenders, annuitizations and contract charges	(8,754)	(18,503)	-	-

Increase (decrease) from contract owner transactions	(8,358)	(16,864)	1	1

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-

Net annuitization activity	-	-	-	-

Total increase (decrease) in net assets	24,443	(143,721)	274	(828)

Net assets at beginning of year	265,300	409,021	4,652	5,480

Net assets at end of year	$289,743	$265,300	$4,926	$4,652

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M33 Sub-Account		R03 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(2,907)	$(3,085)	$(4,431)	$(4,266)
Net realized gains (losses)	24,394	45,792	55,484	14,211
Net change in unrealized appreciation (depreciation)	41,156	(116,249)	74,996	(149,633)

Increase (decrease) from operations	62,643	(73,542)	126,049	(139,688)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	11,177	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(50)	-	(2,825)	1,258
Withdrawals, surrenders, annuitizations and contract charges	(50,242)	(14,601)	(99,227)	(4,064)

Increase (decrease) from contract owner transactions	(39,115)	(14,601)	(102,052)	(2,806)

Annuitization Activity:
Annuitizations	2,756	-	-	-
Annuity payments and contract charges	(311)	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(133)	-	-	-

Net annuitization activity	2,312	-	-	-

Total increase (decrease) in net assets	25,840	(88,143)	23,997	(142,494)

Net assets at beginning of year	316,657	404,800	258,730	401,224

Net assets at end of year	$342,497	$316,657	$282,727	$258,730

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W39 Sub-Account		W41 Sub-Account[5]
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(2,569)	$(1,256)	$(1,787)	$(6,432)
Net realized gains (losses)	(7,224)	29,469	(182,262)	32,761
Net change in unrealized appreciation (depreciation)	45,152	(162,343)	220,040	(260,514)

Increase (decrease) from operations	35,359	(134,130)	35,991	(234,185)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	325	-	-	64,810
Transfers between Sub-Accounts (including the Fixed Account), net	380	(7,166)	(432,559)	3,485
Withdrawals, surrenders, annuitizations and contract charges	(14,547)	(10,474)	(31,025)	(113,742)

Increase (decrease) from contract owner transactions	(13,842)	(17,640)	(463,584)	(45,447)

Annuitization Activity:
Annuitizations	-	-	27,335	30,597
Annuity payments and contract charges	-	-	(5,696)	(7,157)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	24,088	(24,591)

Net annuitization activity	-	-	45,727	(1,151)

Total increase (decrease) in net assets	21,517	(151,770)	(381,866)	(280,783)

Net assets at beginning of year	235,305	387,075	381,866	662,649

Net assets at end of year	$256,822	$235,305	$-	$381,866

[5]The current year activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 1 for more information on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W42 Sub-Account
	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(14,771)	$(11,959)
Net realized gains (losses)	(115,048)	137,172
Net change in unrealized appreciation (depreciation)	314,180	(529,121)

Increase (decrease) from operations	184,361	(403,908)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,870	72,087
Transfers between Sub-Accounts (including the Fixed Account), net	426,178	21,417
Withdrawals, surrenders, annuitizations and contract charges	(119,857)	(140,761)

Increase (decrease) from contract owner transactions	317,191	(47,257)

Annuitization Activity:
Annuitizations	30,361	34,050
Annuity payments and contract charges	(24,626)	(3,645)
Transfers between Sub-Accounts, net	-	(343)
Adjustments to annuity reserves	(7,870)	6

Net annuitization activity	(2,135)	30,068

Total increase (decrease) in net assets	499,417	(421,097)

Net assets at beginning of year	754,805	1,175,902

Net assets at end of year	$1,254,222	$754,805

The accompanying notes are an integral part of these financial statements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Keyport Benefit Life (“KBL”) Variable Account A (the “Variable Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Variable Account was established by DLNY as a funding vehicle for the variable portion of New York Keyport Advisor contracts, New York Keyport Advisor Vista contracts, New York Keyport Vista contracts, New York Keyport Charter contracts, New York Keyport Advisor Charter contracts, New York Keyport Optima contracts, New York Keyport Advisor Optima contracts, New York Keyport Latitude contracts and certain other group and individual variable annuity contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in investments of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub- Account	Previous Name	Effective Date

AG9	AB VPS Growth and Income Portfolio (Class A)	May 1, 2023
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023

The following Sub-Account was liquidated and merged with an existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date

W41	W42	April 21, 2023

There were no commencements of Sub-Accounts held by the contract owners of the Variable Account commenced within the past five years.

AB VPS Balanced Hedged Allocation Portfolio Class 1 Sub-Account (AL1) and AB VPS Large Cap Growth (Class B) Sub-Account (AC4) are active at December 31, 2023 but have had zero balance for more than five years and therefore are not disclosed in the Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets or the financial highlights in Note 10.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. As of December 31, 2023, the deduction is at an effective annual rate of 1.25% of average separate account assets.

Distribution and administrative charges

A daily deduction from the Variable Account is made for distribution costs incurred by the Sponsor at an effective annual rate of 0.15% of contract value for New York Keyport Advisor Variable Annuity, New York Keyport Advisor Charter Variable Annuity, New York Keyport Advisor Optima Variable Annuity, New York Keyport Charter Variable Annuity, New York Keyport Optima Variable Annuity and New York Keyport Latitude Variable Annuity. There are no distribution charge deductions from the Variable Account for New York Keyport Advisor Variable Annuity contracts during the annuity period.

A daily deduction from the Variable Account is also made for administrative charge at an effective annual rate of 0.15% of contract value for New York Keyport Advisor Vista and New York Keyport Vista Variable Annuity. This charge is designed to compensate the Sponsor for administrative expenses that are not covered by the certificate maintenance charge.

These charges are reflected in the Statements of Operations as a component of “Distribution and administrative expense charges”.

Certificate maintenance charge

Each year on the account anniversary date, an annual $36 certificate maintenance charge is deducted from the contract owner’s account in the case of New York Keyport Advisor, New York Keyport Advisor Charter, New York Keyport Advisor Optima, New York Keyport Charter, New York Keyport Optima and New York Keyport Latitude to reimburse the Sponsor for certain administrative expenses. This charge is reflected in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) is deducted based on a graded table of charges for New York Keyport Advisor, New York Keyport Advisor Charter, New York Keyport Advisor Optima, New York Keyport Charter, New York Keyport Optima and New York Keyport Latitude if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charge is deducted from the Sub-Account and the Fixed Account in the same manner as the amount withdrawn. These charges are reflected in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the certificate value upon full surrender (including surrender for the death benefit) or annuitization. The certificate value is the sum of the variable account value and the fixed account value under the policyholder’s certificates.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Determined at issue, annuity reserves are calculated using the Annuity 2000 Table or 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% or 5.0%. The mortality tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
A70	$12,371	$49,298
AG9	11,073	3,795
A71	92,248	142,645
AM2	2,929	1,186
A51	18,963	26,289
C75	281,284	427,264
C25	45,975	145,431
C49	43,526	107,874
C36	1,618	1,359
C76	16,964	149,523
C37	34,295	45,821
C58	647	936
C59	18,310	167,338
C60	26,754	59,437
C66	37,794	93,600
C68	21,561	134,413
C39	10,826	23,064
C71	56,787	60,705
C72	23,948	39,639
151	36,976	61,475
C73	16,570	38,617
C69	5,651	10,302
C70	44,531	74,371
FD8	1,345	884
F97	56,368	75,029
F28	20,460	80,452
T21	598	453
V15	7,263	61,496
A39	10,369	24,639
A21	6,934	47,689
M80	66,212	125,029
M31	246,754	326,687
MB3	30,138	33,311
M10	40,607	61,986
M42	653	12,885
M06	151	65
M33	62,992	84,916
R03	24	106,495
W39	6,320	22,720
W41	24,605	467,946
W42	471,330	163,188

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)

A70	54	2,908	(2,854)
AG9	-	49	(49)
A71	1,861	4,597	(2,736)
AM2	-	7	(7)
A51	909	1,000	(91)
C75	23,786	49,285	(25,499)
C25	3,412	7,335	(3,923)
C49	2,744	5,449	(2,705)
C36	-	75	(75)
C76	358	12,158	(11,800)
C37	4,005	4,950	(945)
C58	21	52	(31)
C59	971	4,674	(3,703)
C60	2,524	3,246	(722)
C66	2,207	4,303	(2,096)
C68	2,137	5,189	(3,052)
C39	-	395	(395)
C71	912	1,350	(438)
C72	339	455	(116)
151	1,329	2,252	(923)
C73	222	1,147	(925)
C69	193	901	(708)
C70	3,854	7,813	(3,959)
FD8	-	12	(12)
F97	1,059	2,530	(1,471)
F28	1,077	2,610	(1,533)
T21	-	3	(3)
V15	7	1,932	(1,925)
A39	72	831	(759)
A21	338	1,869	(1,531)
M80	33	1,766	(1,733)
M31	3,106	5,714	(2,608)
MB3	189	1,133	(944)
M10	1,296	2,693	(1,397)
M42	23	322	(299)
M33	1,441	2,127	(686)
R03	2	4,400	(4,398)
W39	208	691	(483)
W41	757	12,006	(11,249)
W42	10,808	3,745	7,063

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)

A70	240	1,055	(815)
AG9	-	-	-
A71	2,284	3,376	(1,092)
AL4	16	9,690	(9,674)
AC5	-	6,113	(6,113)
AM2	-	24	(24)
A51	198	489	(291)
C75	50,652	56,925	(6,273)
C25	336	3,137	(2,801)
C49	5,495	7,393	(1,898)
C36	-	1	(1)
C76	483	3,821	(3,338)
C37	201	1,490	(1,289)
C58	32	115	(83)
C59	167	595	(428)
C60	1,032	2,267	(1,235)
C66	4,213	5,283	(1,070)
C68	1,023	3,892	(2,869)
C39	-	94	(94)
C71	2,280	2,499	(219)
C72	-	7	(7)
151	31	1,200	(1,169)
C73	278	1,483	(1,205)
C69	154	4,418	(4,264)
C70	1,788	9,106	(7,318)
FD8	-	16	(16)
F97	214	2,894	(2,680)
F28	619	494	125
T21	-	133	(133)
V15	408	1,597	(1,189)
A39	431	1,564	(1,133)
A21	522	1,081	(559)
M80	213	580	(367)
M31	236	2,132	(1,896)
MB3	56	862	(806)
M10	38	622	(584)
M42	65	691	(626)
M06	-	-	-
M33	-	288	(288)
R03	71	185	(114)
W39	725	1,383	(658)
W41	2,455	3,019	(564)
W42	2,905	3,329	(424)

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2023	8,885	$18.3294			$162,850	0.03%		1.39%			14.11%
2022	11,739	16.0630			188,560	-		1.39			(28.17)
2021	12,554	22.3633			280,762	-		1.39			20.88
2020	13,203	18.5005			244,266	0.44		1.39			37.16
2019	13,845	13.9093	to	13.4885	186,760	0.16	1.24	to	1.39	28.18	to	27.99

AG9
2023	2,597	48.6175			126,265	1.50		1.39			10.48
2022	2,646	44.0040			116,413	1.41		1.39			(5.51)
2021	2,646	46.5710			123,208	0.82		1.39			26.39
2020	2,679	36.8477			98,704	1.31		1.39			1.30
2019	3,922	36.3753			142,655	1.13		1.39			22.20

A71
2023	14,711	37.9419	to	36.5754	536,562	1.26	1.24	to	1.39	10.35	to	10.18
2022	17,447	34.3838			579,922	1.07		1.24			(5.60)
2021	18,539	35.2151			652,851	0.63		1.39			26.07
2020	20,825	27.9324			581,684	1.20		1.39			1.05
2019	38,789	27.6411	to	26.6197	1,072,183	1.03		1.39			21.90

AL4[5]
2021	9,674	14.7173	to	14.4188	139,422	1.56	1.24	to	1.39	(2.67)	to	(2.81)
2020	10,054	15.1209	to	14.8364	149,156	3.35	1.24	to	1.39	4.65	to	4.49
2019	10,941	14.4497	to	14.1991	155,362	2.91	1.24	to	1.39	6.87	to	6.71

AC5[6]
2021	6,113	14.2259	to	13.9374	85,195	1.31	1.24	to	1.39	(2.85)	to	(3.00)
2020	6,183	14.6436	to	14.3681	87,842	3.27	1.24	to	1.39	4.34	to	4.18
2019	4,378	14.0349	to	13.7915	59,427	2.66	1.24	to	1.39	6.66	to	6.50

AM2
2023	4,237	19.8148	to	19.1287	81,048	-	1.24	to	1.39	10.97	to	10.81
2022	4,244	17.8557	to	17.2631	73,259	-	1.24	to	1.39	(28.70)	to	(28.80)
2021	4,268	25.0416	to	24.2468	103,487	-	1.24	to	1.39	6.68	to	6.52
2020	5,251	23.4745	to	22.7635	119,554	1.10	1.24	to	1.39	28.00	to	27.81
2019	4,769	18.3396	to	17.8108	84,978	0.28	1.24	to	1.39	25.66	to	25.47

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

A51
2023	8,825	$ 38.6054	to	$ 37.3272	$ 329,382	-%	1.39%	to	1.39%	15.06%	to	14.89%
2022	8,916	32.4904	to	32.4904	289,671	-	1.39	to	1.39	(38.87)	to	(38.87)
2021	9,207	54.8054	to	53.1495	489,367	-	1.24	to	1.39	(7.22)	to	(7.36)
2020	9,722	59.0701	to	57.3712	557,680	1.11	1.24	to	1.39	65.09	to	64.84
2019	9,772	35.7813	to	34.8044	340,038	-	1.24	to	1.39	27.74	to	27.55

C54[7]
2019	12,268	68.8556	to	65.3306	801,950	1.95	1.24	to	1.39	19.64	to	19.46

C55[8]
2019	15,191	66.1081	to	24.7448	952,953	1.76	1.24	to	1.39	19.38	to	19.20

C75
2023	291,523	9.6775	to	9.5240	2,768,218	4.61	1.24	to	1.39	3.44	to	3.28
2022	317,022	9.3558	to	9.2212	2,922,860	1.16	1.24	to	1.39	(0.04)	to	(0.19)
2021	323,295	9.3594	to	9.2385	2,978,350	0.02	1.24	to	1.39	(1.21)	to	(1.36)
2020	367,461	9.4744	to	9.3660	3,437,057	0.25	1.24	to	1.39	(0.93)	to	(1.08)
2019	299,741	9.5637	to	9.4685	2,821,796	1.91	1.24	to	1.39	0.64	to	0.48

C25
2023	43,259	23.2997	to	22.8619	988,957	-	1.24	to	1.39	3.80	to	3.64
2022	47,182	22.4476	to	22.0587	1,042,213	-	1.24	to	1.39	(2.33)	to	(2.47)
2021	49,983	22.9829	to	22.6185	1,131,872	-	1.24	to	1.39	24.61	to	24.42
2020	54,321	18.4444	to	18.1791	988,473	-	1.24	to	1.39	(0.10)	to	(0.25)
2019	62,201	18.4633	to	18.2251	1,134,187	-	1.24	to	1.39	22.54	to	22.35

C49
2023	23,837	22.5825	to	22.1582	470,965	-	1.24	to	1.39	3.55	to	3.40
2022	26,542	21.8080	to	21.4302	535,638	-	1.24	to	1.39	(2.60)	to	(2.75)
2021	28,440	22.3912	to	22.0361	627,484	-	1.24	to	1.39	24.34	to	24.16
2020	32,490	18.0078	to	17.7488	577,563	-	1.24	to	1.39	(0.35)	to	(0.50)
2019	35,697	18.0706	to	17.8374	637,632	-	1.24	to	1.39	22.23	to	22.05

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

C36
2023	2,478	$13.2595			$32,851	5.17%		1.39%			10.02%
2022	2,553	12.0514			30,772	5.39		1.39			(11.25)
2021	2,554	13.5794			34,687	9.03		1.39			3.05
2020	2,600	13.1770			34,169	4.31		1.39			4.43
2019	3,798	12.6179			47,837	5.14		1.39			14.86

C76
2023	10,286	13.1580	to	12.9494	133,208	5.50	1.24	to	1.39	9.99	to	9.83
2022	22,086	11.9626	to	11.7905	260,430	5.23	1.24	to	1.39	(11.32)	to	(11.45)
2021	25,424	13.4900	to	13.3158	338,755	8.84	1.24	to	1.39	2.85	to	2.70
2020	26,681	13.1156	to	12.9656	346,311	4.18	1.24	to	1.39	4.37	to	4.21
2019	53,046	12.5667	to	12.4417	660,360	4.85	1.24	to	1.39	14.69	to	14.52

C37
2023	13,532	14.0565	to	13.7923	186,657	1.92	1.24	to	1.39	14.22	to	14.05
2022	14,477	12.3066	to	12.0933	175,099	0.86	1.24	to	1.39	(15.73)	to	(15.85)
2021	15,766	14.6033	to	14.3717	226,620	1.26	1.24	to	1.39	8.60	to	8.44
2020	17,716	13.4464	to	13.2529	234,808	1.69	1.24	to	1.39	7.77	to	7.61
2019	18,232	12.4772	to	12.3161	224,494	2.11	1.24	to	1.39	23.93	to	23.74

C58
2023	2,360	13.3552			31,529	1.67		1.39			13.73
2022	2,391	11.7423			28,082	0.76		1.39			(16.08)
2021	2,474	14.2171	to	13.9916	34,620	1.09	1.24	to	1.39	8.39	to	8.23
2020	2,469	13.1166	to	12.9279	31,903	1.44	1.24	to	1.39	7.48	to	7.32
2019	2,461	12.2038	to	12.0462	29,633	1.73	1.24	to	1.39	23.60	to	23.42

C59
2023	21,052	42.3031	to	41.5083	874,395	-	1.24	to	1.39	41.41	to	41.20
2022	24,755	29.9160	to	29.3977	727,915	-	1.24	to	1.39	(32.23)	to	(32.33)
2021	25,183	44.1429	to	43.4431	1,093,733	-	1.24	to	1.39	27.14	to	26.95
2020	28,017	34.7186	to	34.2193	958,126	-	1.24	to	1.39	33.07	to	32.87
2019	30,954	26.0905	to	25.7539	797,435	-	1.24	to	1.39	34.23	to	34.02

C60
2023	14,442	40.9821	to	40.2121	580,636	-	1.24	to	1.39	41.01	to	40.80
2022	15,164	29.0626	to	28.5591	433,375	-	1.24	to	1.39	(32.38)	to	(32.48)
2021	16,399	42.9775	to	42.2961	694,062	-	1.24	to	1.39	26.77	to	26.58
2020	16,820	33.9018	to	33.4143	562,384	-	1.24	to	1.39	32.75	to	32.55
2019	18,155	25.5382	to	25.2087	458,018	-	1.24	to	1.39	33.86	to	33.66

C66
2023	13,263	26.1872	to	25.6951	290,816	-	1.24	to	1.39	8.94	to	8.78
2022	15,359	24.0375	to	23.6210	334,969	-	1.24	to	1.39	(10.55)	to	(10.69)
2021	16,429	26.8730	to	26.4469	434,612	-	1.24	to	1.39	30.70	to	30.50
2020	20,345	20.5611	to	20.2654	412,417	-	1.24	to	1.39	6.15	to	5.99
2019	37,770	19.3695	to	19.1196	721,953	-	1.24	to	1.39	30.00	to	29.81

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

C68
2023	26,742	$35.6921	to	$35.0215	$936,095	-	1.24%	to	1.39%	24.11%	to	23.92%
2022	29,794	28.7594	to	28.2611	842,536	-	1.24	to	1.39	(19.54)	to	(19.66)
2021	32,663	35.7455	to	35.1788	1,149,793	-	1.24	to	1.39	26.49	to	26.30
2020	36,501	28.2604	to	27.8540	1,017,588	-	1.24	to	1.39	16.29	to	16.11
2019	38,748	24.3019	to	23.9884	930,192	-	1.24	to	1.39	29.18	to	28.98

C39
2023	2,254	61.0556			137,623	0.76		1.39			20.26
2022	2,649	50.7683			134,463	0.75		1.39			(9.95)
2021	2,743	56.3794			154,654	0.68		1.39			27.40
2020	3,016	44.2523			132,984	0.60		1.39			7.29
2019	3,439	41.2450			140,628	0.55		1.39			19.66

C71
2023	5,358	60.6992	to	58.5055	251,536	0.43		1.24		20.17	to	19.99
2022	5,796	50.5104			251,288	0.51		1.39			(10.09)
2021	6,015	54.3125			326,699	0.51		1.39			27.03
2020	6,237	42.7570			266,667	0.33		1.39			7.09
2019	6,507	41.1766	to	39.9266	259,823	0.26	1.24	to	1.39	19.49	to	19.31

C72
2023	636	137.4740			87,477	-		1.39			24.89
2022	752	110.0777			82,803	-		1.39			(36.65)
2021	759	173.7701			131,941	-		1.39			(4.24)
2020	764	181.4712			138,584	-		1.39			68.76
2019	857	107.5332			92,115	-		1.39			38.75

151
2023	7,976	36.7610	to	35.3099	281,631	3.65	1.24	to	1.39	8.32	to	8.16
2022	8,899	33.9361	to	32.6452	290,557	2.91	1.24	to	1.39	(12.46)	to	(12.59)
2021	10,068	38.7664	to	26.6717	375,902	5.38	1.24	to	1.39	0.83	to	0.68
2020	10,581	38.4472	to	26.4918	391,052	3.39	1.24	to	1.39	5.50	to	5.34
2019	12,755	36.4442	to	25.1493	446,773	3.81	1.24	to	1.39	9.01	to	8.85

C73
2023	10,452	34.7524	to	33.3806	348,794	3.47	1.24	to	1.39	7.86	to	7.70
2022	11,377	32.2201	to	30.9945	352,689	2.73	1.24	to	1.39	(12.61)	to	(12.74)
2021	12,582	36.8678	to	35.5184	447,534	5.22	1.24	to	1.39	0.37	to	0.22
2020	14,470	36.7301	to	35.4388	513,440	3.18	1.24	to	1.39	5.30	to	5.15
2019	27,892	34.8798	to	33.7040	940,770	3.61	1.24	to	1.39	8.86	to	8.70

C69
2023	15,323	10.0763	to	9.8870	151,510	2.78	1.24	to	1.39	4.40	to	4.24
2022	16,031	9.6517	to	9.4845	152,059	2.13	1.24	to	1.39	(15.20)	to	(15.32)
2021	20,295	11.3812	to	11.2008	227,346	2.05	1.24	to	1.39	(2.17)	to	(2.32)
2020	21,301	11.6339	to	11.4666	240,073	2.48	1.24	to	1.39	3.79	to	3.63
2019	25,071	11.2091	to	11.0645	270,403	2.73	1.24	to	1.39	5.42	to	5.26

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

C70
2023	68,038	$9.7632	to	$9.5797	$651,077	2.55%	1.24%	to	1.39%	4.13%	to	3.98%
2022	71,997	9.3757	to	9.2132	661,345	1.85	1.24	to	1.39	(15.38)	to	(15.51)
2021	79,315	11.0796	to	10.9039	863,957	1.76	1.24	to	1.39	(2.42)	to	(2.57)
2020	88,038	11.3544	to	11.1911	984,376	2.30	1.24	to	1.39	3.55	to	3.40
2019	98,973	10.9649	to	10.8234	1,070,161	2.58	1.24	to	1.39	5.18	to	5.03

FD8
2023	605	48.3403			29,222	0.12		1.39			26.95
2022	617	38.0776			23,504	0.11		1.39			(22.14)
2021	633	48.9047			30,963	0.12		1.39			22.55
2020	648	39.9043			25,846	0.04		1.39			31.50
2019	663	30.3464			20,124	0.39		1.39			28.03

F97
2023	24,414	33.6572	to	32.4919	790,765	1.75	1.24	to	1.39	9.02	to	8.86
2022	25,885	30.8722	to	29.8478	772,091	1.68	1.24	to	1.39	(6.41)	to	(6.55)
2021	28,565	32.9871	to	31.9402	913,625	1.63	1.24	to	1.39	23.07	to	22.89
2020	37,466	26.8037	to	25.9919	974,966	1.64	1.24	to	1.39	5.12	to	4.97
2019	38,186	25.4972	to	24.7621	941,593	1.82	1.24	to	1.39	25.54	to	25.35

F28
2023	9,643	45.9285	to	44.3386	427,541	-	1.24	to	1.39	43.52	to	43.30
2022	11,176	32.0020	to	30.9403	345,761	-	1.24	to	1.39	(39.08)	to	(39.17)
2021	11,051	52.5292	to	50.8625	562,061	-	1.24	to	1.39	10.29	to	10.13
2020	11,594	47.6271	to	46.1851	535,465	-	1.24	to	1.39	66.15	to	65.90
2019	13,309	28.6647	to	27.8385	370,494	-	1.24	to	1.39	38.76	to	38.55

T21
2023	1,354	21.4463			29,041	2.07		1.39			11.07
2022	1,357	19.3086			26,208	2.66		1.39			(23.06)
2021	1,490	25.0957			37,405	0.93		1.39			(7.04)
2020	1,870	26.9969			50,488	4.12		1.39			15.56
2019	1,874	23.3615			43,773	0.97		1.39			24.95

V15
2023	10,210	35.7335	to	35.1144	358,137	-	1.24	to	1.39	39.19	to	38.99
2022	12,135	25.6716	to	25.2644	305,988	-	1.24	to	1.39	(31.96)	to	(32.06)
2021	13,324	37.7312	to	37.1883	494,275	-	1.24	to	1.39	10.55	to	10.38
2020	17,220	34.1317	to	33.6910	578,375	0.07	1.24	to	1.39	40.59	to	40.38
2019	19,522	24.2766	to	23.9991	468,221	-	1.24	to	1.39	35.07	to	34.87

A39
2023	10,904	28.9929	to	28.2357	307,839	0.74	1.24	to	1.39	21.85	to	21.67
2022	11,663	23.7945	to	23.2076	270,356	0.89	1.24	to	1.39	(21.53)	to	(21.64)
2021	12,796	30.3214	to	29.6177	378,295	0.63	1.24	to	1.39	26.16	to	25.98
2020	15,627	24.0332	to	23.5106	366,618	1.29	1.24	to	1.39	12.44	to	12.27
2019	18,414	21.3737	to	20.9404	385,542	0.95	1.24	to	1.39	27.37	to	27.18

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

A21
2023	12,821	$19.3949	to	$25.7172	$329,693	0.19%	1.24%	to	1.39%	16.69%	to	16.52%
2022	14,352	16.6205	to	22.0713	317,302	1.73	1.24	to	1.39	(19.31)	to	(19.43)
2021	14,911	20.5985	to	27.3949	409,534	1.27	1.24	to	1.39	4.58	to	4.43
2020	16,320	19.6959	to	26.2336	428,155	2.25	1.24	to	1.39	12.59	to	12.42
2019	19,632	17.4942	to	23.3361	457,137	1.53	1.24	to	1.39	26.99	to	26.80

M80
2023	10,805	76.0966	to	73.0688	789,866	-	1.24	to	1.39	33.84	to	33.64
2022	12,538	56.8549	to	54.6742	685,575	-	1.24	to	1.39	(32.65)	to	(32.75)
2021	12,905	84.4116	to	81.2954	1,049,027	-	1.24	to	1.39	21.72	to	21.54
2020	13,591	69.3503	to	66.8901	908,804	-	1.24	to	1.39	29.91	to	29.72
2019	15,934	53.3834	to	51.5669	821,632	-	1.24	to	1.39	36.08	to	35.88

M31											`
2023	22,368	80.4729	to	77.2712	1,728,932	-	1.24	to	1.39	34.19	to	33.99
2022	24,976	59.9675	to	57.6676	1,441,293	-	1.24	to	1.39	(32.48)	to	(32.58)
2021	26,872	88.8110	to	85.5326	2,299,367	-	1.24	to	1.39	22.01	to	21.83
2020	29,792	72.7901	to	52.6952	2,093,454	-	1.24	to	1.39	30.23	to	30.03
2019	33,752	55.8948	to	40.5248	1,823,626	-	1.24	to	1.39	36.45	to	36.24

MB3
2023	20,274	25.3628	to	25.3628	514,159	0.05	1.39	to	1.39	22.00	to	22.00
2022	21,218	21.0319	to	20.7888	441,086	-	1.24	to	1.39	(20.44)	to	(20.56)
2021	22,024	26.4350	to	26.1686	576,334	0.03	1.24	to	1.39	24.11	to	23.92
2020	23,447	21.2999	to	21.1168	494,998	0.22	1.24	to	1.39	20.69	to	20.51
2019	24,067	17.6488	to	17.5233	421,657	0.34	1.24	to	1.39	37.86	to	37.66

M10
2023	11,751	32.0954	to	30.9843	364,291	0.46	1.24	to	1.39	17.21	to	17.03
2022	13,148	27.3840	to	26.4754	348,712	0.39	1.24	to	1.39	(17.71)	to	(17.84)
2021	13,732	33.2790	to	32.2229	443,318	0.41	1.24	to	1.39	24.95	to	24.76
2020	14,663	26.6342	to	25.8276	379,468	0.38	1.24	to	1.39	12.20	to	12.03
2019	33,018	23.7392	to	23.0548	761,931	0.49	1.24	to	1.39	29.63	to	29.43

M42
2023	9,433	30.7191			289,743	-		1.39			12.68
2022	9,732	27.2621			265,300	-		1.39			(30.96)
2021	10,358	39.4880			409,021	-		1.39			0.17
2020	10,759	39.4212			424,113	-		1.39			43.57
2019	10,655	27.4579			292,568	-		1.39			39.32

M06
2023	244	20.2250			4,926	3.19		1.39			5.90
2022	244	19.0981			4,652	2.78		1.39			(15.12)
2021	244	22.5006			5,480	2.58		1.39			(2.18)
2020	271	23.0028			5,603	3.47		1.39			6.97
2019	343	21.5047			5,477	2.01		1.39			8.68

KBL VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

M33
2023	5,909	$60.3750	to	$57.9729	$342,497	0.51%	1.24%	to	1.39%	20.91%	to	20.73%
2022	6,595	48.0172			316,657	0.49		1.39			(18.35)
2021	6,883	58.8104			404,800	0.54		1.39			23.08
2020	7,360	47.7825	to	35.9529	351,702	0.74		1.39			14.98
2019	8,638	43.0214	to	31.2691	358,935	0.79	1.24	to	1.39		31.31

R03
2023	11,490	24.6090			282,727	-		1.39			51.11
2022	15,888	16.2852			258,730	-		1.39			(35.05)
2021	16,002	25.0737			401,224	-		1.39			23.81
2020	16,209	20.2517			328,263	0.29		1.39			42.95
2019	16,512	14.1666			233,922	0.13		1.39			34.97

W39
2023	8,505	31.2645	to	30.1968	256,822	0.32	1.24	to	1.39	15.52	to	15.34
2022	8,988	27.0651	to	26.1798	235,305	0.93	1.24	to	1.39	(34.66)	to	(34.76)
2021	9,646	41.4225	to	40.1275	387,075	0.54	1.24	to	1.39	17.34	to	17.17
2020	11,239	35.3000	to	34.2476	384,944	1.96	1.24	to	1.39	12.95	to	12.78
2019	26,183	31.2527	to	30.3666	795,102	0.83	1.24	to	1.39	28.39	to	28.20

W41[9]
2022	11,249	37.1466	to	35.9315	381,866	-	1.24	to	1.39	(35.64)	to	(35.73)
2021	11,813	57.7127	to	55.9085	662,649	-	1.24	to	1.39	4.53	to	4.37
2020	16,862	55.2139	to	53.5679	905,337	0.76	1.24	to	1.39	25.09	to	24.90
2019	17,015	44.1403	to	42.8887	731,577	0.07	1.24	to	1.39	27.71	to	27.52

W42
2023	25,184	51.7176	to	49.9512	1,254,222	-	1.24	to	1.39	20.24	to	20.06
2022	18,121	43.0124	to	41.6053	754,805	-	1.24	to	1.39	(34.28)	to	(34.38)
2021	18,545	65.4513	to	63.4050	1,175,902	0.74	1.24	to	1.39	7.56	to	7.40
2020	21,213	60.8531	to	59.0389	1,252,445	-	1.24	to	1.39	22.69	to	22.51
2019	32,325	49.5980	to	48.1915	1,557,781	0.26	1.24	to	1.39	29.49	to	29.29

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3 Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

4 The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ration amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

5 Sub-Account AL4 merged into Sub-Account C75 on March 3, 2022.

6 Sub-Account AC5 merged into Sub-Account C75 on March 3, 2022.

7 Sub-Account C54 merged into Sub-Account C75 on April 24, 2020.

8 Sub-Account C55 merged into Sub-Account C75 on April 24, 2020.

9 Sub-Account W41 merged into Sub-Account W42 on April  21, 2023.